ORGANIZATION AND PRINCIPAL ACTIVITIES - Details of History of the Group (Details) - shareholder	1 Months Ended
	Nov. 30, 2014	Jun. 30, 2007
Ezbuy
Details of history of the group
Number of founding shareholders	5
Light In The Box
Details of history of the group
Number of founding shareholders		5